Inventories	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Inventories [Line Items]
INVENTORIES

NOTE 5 — INVENTORIES

Inventories are stated at the lower of cost or net realizable value, computed using the first-in, first-out method. Inventories consist of the following:

	December 31,
(USD in thousands)	2021	2020
Raw materials	$—	$1,639
Work in process and finished product	—	363
	$—	$2,002

TINGO, INC. [Member]
Inventories [Line Items]
INVENTORIES	(6) Inventory Inventory on hand consisted of the following:
	March 31, 2022	December 31, 2021
Spare parts	$103,218	$123,823
Total Inventory	$103,218	$123,823
(6) Inventory Inventory on hand consisted of the following:
	September 30, 2021	December 31, 2020
Spare parts	$225,000	$30,491
Total Inventory	$225,000	$30,491
(6) Inventory Inventory on hand consisted of the following:
	December 31, 2021	December 31, 2020
Spare parts	$129,823	$30,491
Total Inventory	$129,823	$30,491